Financial Instruments (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financial instruments not measured at fair value on a recurring basis
Accrued liabilities	$ 30,911	$ 32,894
Non-recurring basis | Total
Financial instruments not measured at fair value on a recurring basis
Receivable from ZIM	25,765	34,071
Long-term debt, including current portion	3,114,101	3,223,337
Vendor financing, including current portion	121,552	179,500
Accrued liabilities	30,911	32,894
Non-recurring basis | (Level II)
Financial instruments not measured at fair value on a recurring basis
Receivable from ZIM	25,765	34,071
Long-term debt, including current portion	3,114,101	3,223,337
Vendor financing, including current portion	121,552	179,500
Accrued liabilities	$ 30,911	$ 32,894